Certain relationships and related party transactions - Schedule of allowance for loan losses on the Promissory Notes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Beginning balance	$ 30.0	$ 127.7
Provision for loan losses	0.0	19.4
Reversal of allowance	0.0	(117.1)
Net reversal of allowance for loan losses	0.0	(97.7)
Write offs	(30.0)	0.0
Ending balance	$ 0.0	$ 30.0